Borrowings - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities
Current	$ 5,138	$ 3,906	$ 3,638
Non-current	8,709	8,631	9,750
Total Lease liabilities	13,847	$ 12,537	$ 13,388
Liability from new lease contracts	800
One to five years
Lease Liabilities
Non-current	8,704
More than five years
Lease Liabilities
Non-current	$ 5